Exhibit 99.08

Client Name:	XXXXXX
Client Project Name:	OBX 2023-J2
Start - End Dates:	6/2022 - 9/2023

Conditions Report 2.0

Loans in Report:	47
Loans with Conditions:	40

0 - Total Active Conditions

61 - Total Satisfied Conditions

35 - Credit Review Scope
1 - Category: Assets
1 - Category: DTI
32 - Category: HMDA
1 - Category: Income/Employment
2 - Property Valuations Review Scope
2 - Category: FEMA
24 - Compliance Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Compliance Manual
20 - Category: TILA/RESPA Integrated Disclosure
3 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Terms/Guidelines
2 - Compliance Review Scope
1 - Category: Right of Rescission
1 - Category: TILA/RESPA Integrated Disclosure

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